Fair Value Of Assets And Liabilities (Nonrecurring Fair Value Measurements) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Fair Value Of Assets And Liabilities [Line Items]
Loans held-for-sale	$ 223,443		$ 221,389
Loans, net of unearned income, nonrecurring measurements	117,064	[1]	125,297	[1]	213,974	[1]
Real estate acquired by foreclosure, nonrecurring measurements	41,767	[2]	68,884	[2]	110,536	[2]
Other assets, nonrecurring measurements	76,501	[3]	91,243	[3]	87,667	[3]
Net gains/(losses), Loans, net of unearned income	(55,948)	[1]	(48,330)	[1]	(156,572)
Net gains/(losses), Real estate acquired by foreclosure	(9,422)	[2]	(18,358)	[2]	(18,097)
Net gains/(losses), Other assets	(8,248)		(12,192)		(11,145)
Gain (loss) on financial assets measured on non-recurring basis	(74,039)		(84,829)		(193,003)
Fair Value Inputs Level2 [Member]
Fair Value Of Assets And Liabilities [Line Items]
Loans held-for-sale	2,349		10,902
Loans, net of unearned income, nonrecurring measurements	0	[1]	0	[1]	0	[1]
Real estate acquired by foreclosure, nonrecurring measurements	0	[2]	0	[2]	0	[2]
Other assets, nonrecurring measurements	0	[3]	0	[3]	0	[3]
Fair Value Inputs Level3 [Member]
Fair Value Of Assets And Liabilities [Line Items]
Loans held-for-sale	221,094		210,487
Loans, net of unearned income, nonrecurring measurements	117,064	[1]	125,297	[1]	213,974	[1]
Real estate acquired by foreclosure, nonrecurring measurements	41,767	[2]	68,884	[2]	110,536	[2]
Other assets, nonrecurring measurements	76,501	[3]	91,243	[3]	87,667	[3]
Fair Value Inputs Level1 [Member]
Fair Value Of Assets And Liabilities [Line Items]
Loans held-for-sale	0		0
Loans, net of unearned income, nonrecurring measurements	0	[1]	0	[1]	0	[1]
Real estate acquired by foreclosure, nonrecurring measurements	0	[2]	0	[2]	0	[2]
Other assets, nonrecurring measurements	0	[3]	0	[3]	0	[3]
First Mortgage [Member]
Fair Value Of Assets And Liabilities [Line Items]
Loans held-for-sale, nonrecurring measurements	12,054		11,980		15,289
Net gains/(losses), Loans held for sale - first mortgages	(436)		(5,947)		(7,249)
First Mortgage [Member] | Fair Value Inputs Level2 [Member]
Fair Value Of Assets And Liabilities [Line Items]
Loans held-for-sale, nonrecurring measurements	0		0		0
First Mortgage [Member] | Fair Value Inputs Level3 [Member]
Fair Value Of Assets And Liabilities [Line Items]
Loans held-for-sale, nonrecurring measurements	12,054		11,980		15,289
First Mortgage [Member] | Fair Value Inputs Level1 [Member]
Fair Value Of Assets And Liabilities [Line Items]
Loans held-for-sale, nonrecurring measurements	0		0		0
Small Business Administrations [Member]
Fair Value Of Assets And Liabilities [Line Items]
Loans held-for-sale, nonrecurring measurements	23,902		66,730		10,456
Net gains/(losses), Loans held for sale	15		(2)		60
Small Business Administrations [Member] | Fair Value Inputs Level2 [Member]
Fair Value Of Assets And Liabilities [Line Items]
Loans held-for-sale, nonrecurring measurements	23,902		66,730		10,456
Small Business Administrations [Member] | Fair Value Inputs Level3 [Member]
Fair Value Of Assets And Liabilities [Line Items]
Loans held-for-sale, nonrecurring measurements	0		0		0
Small Business Administrations [Member] | Fair Value Inputs Level1 [Member]
Fair Value Of Assets And Liabilities [Line Items]
Loans held-for-sale, nonrecurring measurements	$ 0		$ 0		$ 0

[1]	Represents carrying value of loans for which adjustments are based on the appraised value of the collateral. Write-downs on these loans are recognized as part of provision.
[2]	Represents the fair value and related losses of foreclosed properties that were measured subsequent to their initial classification as foreclosed assets. Balance excludes foreclosed real estate related to government insured mortgages.
[3]	Represents tax credit investments.